Investments - OTTI AFS Securities (Details) - Consolidated Entity Excluding Variable Interest Entities (VIE) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Net other-than-temporary impairment losses	$ 30	$ 30	$ 6
Net other-than-temporary impairment losses, intent to sell	5
Net other-than-temporary impairment losses, credit-related	25
Net other-than-temporary impairment losses, credit-related not bifurcated in AOCI	14
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	22	8	3
Initial impairments – credit loss OTTI recognized on securities not previously impaired	8	19	3
Additional impairments – credit loss OTTI recognized on securities previously impaired	3	1	2
Reduction in impairments from securities sold	(9)	(2)	0
Reduction for credit loss that no longer has a portion of the OTTI loss recognized in AOCI	(8)	(4)	0
Ending balance	$ 16	$ 22	$ 8